Significant Assumptions for Valuation (Detail) (USD $)	0 Months Ended
	Jun. 26, 2014		Mar. 31, 2014		Jan. 08, 2014		Nov. 25, 2013		Mar. 05, 2013		Dec. 31, 2012		Jun. 26, 2014		Mar. 31, 2014		Jan. 08, 2014		Nov. 25, 2013		Mar. 05, 2013		Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Combined Common Stock Value													$ 12.55	[1],[2]	$ 8.59	[1],[2]	$ 2.67	[1]	$ 2.57	[1]	$ 1.63	[1]	$ 1.60	[1]
Volatility	47.90%	[2],[3]	56.00%	[2],[3]	53.20%	[3]	54.20%	[3]	54.50%	[3]	53.30%	[3]
Risk-free Rate	0.04%	[2]	0.14%	[2]	0.32%		0.26%		0.25%		0.28%
Years to Exit	3 months	[2]	1 year 11 days	[2]	1 year 7 months 17 days		1 year 9 months		2 years		2 years 3 months
Discount for Lack of Marketability	9.40%	[2]	21.80%	[2]	25.50%		26.90%		29.70%		29.70%

[1]	Common stock value is presented giving effect to the Recapitalization.
[2]	Derived by using OPM and PWERM in the hybrid method using multiple scenarios.
[3]	The computation of expected volatility is based on the historical volatility of a representative group of public biotechnology and life sciences companies with similar characteristics, including early stage of product development and therapeutic focus.